Goodwill And Intangible Assets (Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014
Goodwill [Line Items]
Beginning Balance	$ 2,433	$ 2,297
Goodwill, Acquired During Period	116	140
Foreign currency translation adjustment	(205)	(4)
Ending Balance	2,344	2,433
Americas Simple Meals and Beverages [Member]
Goodwill [Line Items]
Beginning Balance	794	801
Goodwill, Acquired During Period	0	0
Foreign currency translation adjustment	(19)	(7)
Ending Balance	775	794
Global Biscuits and Snacks [Member]
Goodwill [Line Items]
Beginning Balance	918	775
Goodwill, Acquired During Period	0	140
Foreign currency translation adjustment	(186)	3
Ending Balance	732	918
Campbell Fresh [Member]
Goodwill [Line Items]
Beginning Balance	721	721
Goodwill, Acquired During Period	116	0
Foreign currency translation adjustment	0	0
Ending Balance	$ 837	$ 721